INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 18 - INTANGIBLE ASSETS, NET

The movement of intangible assets in the year is as follows:

	BALANCE AS OF					BALANCE AS OF
	12/31/2018	ADDITIONS	DISPOSALS	TRANSFERS	IMPAIRMENT	12/31/2019
Linked to the Concession - Generation	68,990	1,219	(12,220)	239,510	5,736	303,235
In service	55,131	(867)	(2,819)	223,912	5,736	281,093
Cost	287,663	2,046	(2,819)	15,100	—	301,990
Accumulated amortization	(17,056)	(2,913)	—	5,519	—	(14,450)
Special Obligations	(8)	—	—	-	—	(8)
Impairment	(215,468)	—	—	203,293	5,736	(6,439)
In progress	13,859	2,086	(9,401)	15,598	—	22,142
Cost	32,585	2,086	(9,401)	(3,128)	—	22,142
Impairment	(18,726)	—	—	18,726	—	—

Linked to the Concession - Transmission	15,929	30	—	(13,867)	—	2,092
In service	14,628	—	—	(13,837)	—	791
Cost	9,108	—	—	(8,317)	—	791
Accumulated amortization	5,520	—	—	(5,520)	—	—
In progress	1,301	30	—	(30)	—	1,301
Cost	1,301	30	—	(30)	—	1,301

Not Related to the Concession (Other Intangible Assets) - Administration	564,731	9,446	(8,597)	(151,556)	(64,310)	349,714
In service	321,904	(56,994)	—	(104,807)	(64,310)	95,793
Cost	948,962	5,662	—	98,727	—	1,053,351
Accumulated amortization	(578,614)	(62,656)	—	—	—	(641,270)
Impairment	(48,444)	—	—	(203,534)	(64,310)	(316,288)
In progress	242,827	66,440	(8,597)	(46,749)	—	253,921
Cost	295,758	66,440	(8,597)	(46,749)	—	306,852
Other	(52,931)	—	—	—	—	(52,931)

TOTAL	649,650	10,695	(20,817)	74,087	(58,574)	655,041

	BALANCE AS OF				CLASSIFICATION -		BALANCE AS OF
	12/31/2017	ADDITIONS	DISPOSALS	TRANSFERS	HELD FOR SALE	IMPAIRMENT	12/31/2018
Linked to the Concession - Generation	185,521	(11,109)	(2,673)	208,146	(96,067)	(214,828)	68,990
In service	185,521	(24,456)	(2,673)	208,146	(96,067)	(215,340)	55,131
Cost	323,741	11,601	(2,673)	208,596	(253,602)	—	287,663
Accumulated amortization	(138,524)	(36,774)	—	—	158,242	—	(17,056)
Special Obligations	432	717	—	(450)	(707)	—	(8)
Impairment	(128)	—	—	—	—	(215,340)	(215,468)
In progress	—	13,347	—	—	—	512	13,859
Cost	19,238	13,347	—	—	—	—	32,585
Impairment	(19,238)	—	—	—	—	512	(18,726)

Linked to the Concession - Distribution	77,665	(104,237)	(1,713)	66,751	(38,466)	—	—
In service	77,030	(105,536)	—	66,972	(38,466)	—	—
Cost	1,126,957	3	(1,397)	83,941	(1,209,504)	—	—
Accumulated amortization	(1,026,715)	(134,443)	1,397	—	1,159,761	—	—
Special Obligations	(23,212)	28,904	—	(16,969)	11,277	—	—
In progress	635	1,299	(1,713)	(221)	—	—	—
Cost	669	1,330	(1,713)	(287)	1	—	—
Special Obligations	(34)	(31)	—	66	(1)	—	—

Linked to the Concession - Transmission	83,837	51	(1,444)	(66,515)	—	—	15,929
In service	82,536	—	(1,444)	(66,464)	—	—	14,628
Cost	87,544	—	(1,444)	(76,992)	—	—	9,108
Accumulated amortization	(5,008)	—	—	10,528	—	—	5,520
In progress	1,301	51	—	(51)	—	—	1,301
Cost	1,301	51	—	(51)	—	—	1,301

Not Related to the Concession (Other Intangible Assets) - Administration	402,739	74,668	19,160	(94,377)	(53,268)	215,809	564,731
In service	218,004	(35,525)	16,163	(56,288)	(36,259)	215,809	321,904
Cost	1,030,135	36,214	13,283	(45,760)	(84,910)	—	948,962
Accumulated amortization	(547,878)	(71,739)	2,880	(10,528)	48,651	—	(578,614)
Impairment	(264,253)	—	—	—	—	215,809	(48,444)
In progress	184,735	110,193	2,997	(38,089)	(17,009)	—	242,827
Cost	200,215	110,193	—	2,359	(17,009)	—	295,758
Other	(15,480)	—	2,997	(40,448)	—	—	(52,931)

Total	749,762	(40,627)	13,330	114,005	(187,801)	981	649,650

					CLASSIFICATION
	BALANCE AS OF				- HELD		BALANCE AS OF
	12/31/2016	ADDITIONS	DISPOSALS	TRANSFERS	FOR SALE	IMPAIRMENT	12/31/2017
Linked to Concession - Generation	151,877	68,430	(44,150)	9,364	—	—	185,521
In service	151,877	67,079	(43,909)	10,474	—	—	185,521
Cost	263,719	95,565	(46,635)	11,092	—	—	323,741
Accumulated Amortization	(112,000)	(29,250)	2,726	—	—	—	(138,524)
Special Obligations	286	764	—	(618)	—	—	432
Impairment	(128)	—	—	—	—	—	(128)

In progress	—	1,351	(241)	(1,110)	—	—	—
Cost	28,189	1,351	(241)	(10,061)	—	—	19,238
Special Obligations	(8,951)	—	—	8,951	—	—	—
Impairment	(19,238)	—	—	—	—	—	(19,238)

Linked to Concession - Distribution	106,249	(241,977)	52,747	65,766	(79,476)	174,356	77,665
In service	12,332	(279,051)	52,446	164,815	(47,868)	174,356	77,030
Cost	2,173,054	29,560	(22,797)	202,414	(1,255,274)	—	1,126,957
Accumulated Amortization	(1,889,459)	(299,991)	9,399	(17)	1,153,353	—	(1,026,715)
Special Obligations	(34,207)	(8,620)	65,844	(37,582)	(8,647)	—	(23,212)
Impairment	(237,056)	—	—	—	62,700	174,356	—

In progress	93,917	37,074	301	(99,049)	(31,608)	—	635
Cost	112,898	38,258	—	(122,682)	(27,806)	—	668
Special Obligations	(18,981)	(1,184)	301	23,633	(3,802)	—	(33)

Linked to Concession - Transmission	83,837	—	—	—	—	—	83,837
In service	82,536	—	—	—	—	—	82,536
Cost	87,544	—	—	—	—	—	87,544
Accumulated Amortization	(5,008)	—	—	—	—	—	(5,008)

In progress	1,301	—	—	—	—	—	1,301
Cost	1,301	—	—	—	—	—	1,301

Not Related to the Concession (Other Intangible Assets) - Administration	419,776	204,703	(876)	(12,476)	(23,474)	(184,914)	402,739

In service	230,374	158,631	(24)	28,563	(14,626)	(184,914)	218,004
Cost	850,572	216,122	(24)	23,901	(60,436)	—	1,030,135
Accumulated Amortization	(540,859)	(57,491)	—	4,662	45,810	—	(547,878)
Impairment	(79,339)			—	—	(184,914)	(264,253)
In progress	189,402	46,072	(852)	(41,039)	(8,848)	—	184,735
Cost	209,572	46,072	(852)	(41,039)	(13,538)	—	200,215
Other	(20,170)	—	—	—	4,690	—	(15,480)

Total	761,739	31,156	7,721	62,654	(102,950)	(10,558)	749,762

During 2018, the distribution segment was discontinued. More details can be seen in note 47.